DEBT (Details) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Jun. 30, 2018 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 07, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from PPP loan				$ 5,379	$ 5,379
Cash and Investments					30,000
Outstanding amount					10,000	$ 10,000
Debt, current					10,000
Current portion of long term debt			$ 311		9,991
Deferred financing costs			100		$ 100
Deferred financing costs, net			0
Term loan
Debt Instrument [Line Items]
Nominal amount		$ 20,000
Term of loan		36 months
Proceeds from PPP loan		$ 10,000
Remaining borrowing capacity		$ 10,000
Threshold Number of times additional amount drawn | item		3
Minimum amount to be drawn		$ 2,000
Outstanding amount			$ 0
Term loan | Prime Rate
Debt Instrument [Line Items]
Interest rate			3.25%		3.25%	4.75%
Spread percentage			0.50%		0.50%	0.50%
Interest rate			2.75%		2.75%	4.25%
Paycheck Protection Program
Debt Instrument [Line Items]
Interest rate			1.00%
Outstanding amount			$ 0
Loan acquired			1,200
Prepayment penalties			0
Current portion of long term debt			300
Loan Proceeds	$ 5,400
Paycheck Protection Program | Adaptive 3D Technologies Inc
Debt Instrument [Line Items]
Long-term debt			$ 300				$ 311